Risk Administration (Details) - CLP ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-derivative financial liabilities, undiscounted cash flows		$ 379,666,981	$ 251,003,705
Derivative financial liabilities, undiscounted cash flows		6,680,971	12,257,884
Financial liabilities		386,347,952	263,261,589	$ 160,489,567
Bank borrowings [Member]
Non-derivative financial liabilities, undiscounted cash flows		125,985,265	112,153,910
Bond payable [Member]
Non-derivative financial liabilities, undiscounted cash flows		211,846,541	91,483,810
Financial leases obligations [Member]
Non-derivative financial liabilities, undiscounted cash flows		27,867,180	34,137,657
Deposits for return of bottles and containers [Member]
Non-derivative financial liabilities, undiscounted cash flows		13,967,995	13,228,328
Derivative hedge liabilities [Member]
Derivative financial liabilities, undiscounted cash flows		1,683,847	1,841,209
Derivative financial instruments Member [Member]
Derivative financial liabilities, undiscounted cash flows		4,997,124	10,416,675
0 to 3 months
Non-derivative financial liabilities, undiscounted cash flows		6,763,027	6,641,365
Derivative financial liabilities, undiscounted cash flows		5,636,156	11,115,360
Financial liabilities		12,399,183	17,756,725
0 to 3 months | Bank borrowings [Member]
Non-derivative financial liabilities, undiscounted cash flows		4,171,430	5,159,746
0 to 3 months | Bond payable [Member]
Non-derivative financial liabilities, undiscounted cash flows		2,349,873	1,127,076
0 to 3 months | Financial leases obligations [Member]
Non-derivative financial liabilities, undiscounted cash flows		241,724	354,543
0 to 3 months | Deposits for return of bottles and containers [Member]
Non-derivative financial liabilities, undiscounted cash flows		0	0
0 to 3 months | Derivative hedge liabilities [Member]
Derivative financial liabilities, undiscounted cash flows		639,032	698,685
0 to 3 months | Derivative financial instruments Member [Member]
Derivative financial liabilities, undiscounted cash flows		4,997,124	10,416,675
3 months to 1 year
Non-derivative financial liabilities, undiscounted cash flows		57,566,454	41,657,866
Derivative financial liabilities, undiscounted cash flows		620,516	1,142,524
Financial liabilities		58,186,970	42,800,390
3 months to 1 year | Bank borrowings [Member]
Non-derivative financial liabilities, undiscounted cash flows		38,017,422	22,871,796
3 months to 1 year | Bond payable [Member]
Non-derivative financial liabilities, undiscounted cash flows		4,855,854	4,523,346
3 months to 1 year | Financial leases obligations [Member]
Non-derivative financial liabilities, undiscounted cash flows		725,183	1,034,396
3 months to 1 year | Deposits for return of bottles and containers [Member]
Non-derivative financial liabilities, undiscounted cash flows		13,967,995	13,228,328
3 months to 1 year | Derivative hedge liabilities [Member]
Derivative financial liabilities, undiscounted cash flows		620,516	1,142,524
3 months to 1 year | Derivative financial instruments Member [Member]
Derivative financial liabilities, undiscounted cash flows		0	0
Over 1 year to 3 years
Non-derivative financial liabilities, undiscounted cash flows		41,383,084	44,489,388
Derivative financial liabilities, undiscounted cash flows		424,299	0
Financial liabilities		41,807,383	44,489,388
Over 1 year to 3 years | Bank borrowings [Member]
Non-derivative financial liabilities, undiscounted cash flows		20,574,967	23,799,505
Over 1 year to 3 years | Bond payable [Member]
Non-derivative financial liabilities, undiscounted cash flows		18,896,434	18,137,303
Over 1 year to 3 years | Financial leases obligations [Member]
Non-derivative financial liabilities, undiscounted cash flows		1,911,683	2,552,580
Over 1 year to 3 years | Deposits for return of bottles and containers [Member]
Non-derivative financial liabilities, undiscounted cash flows		0	0
Over 1 year to 3 years | Derivative hedge liabilities [Member]
Derivative financial liabilities, undiscounted cash flows		424,299	0
Over 1 year to 3 years | Derivative financial instruments Member [Member]
Derivative financial liabilities, undiscounted cash flows		0	0
Over 3 years to 5 years
Non-derivative financial liabilities, undiscounted cash flows		79,802,868	82,255,093
Derivative financial liabilities, undiscounted cash flows		0	0
Financial liabilities		79,802,868	82,255,093
Over 3 years to 5 years | Bank borrowings [Member]
Non-derivative financial liabilities, undiscounted cash flows		59,839,650	60,322,863
Over 3 years to 5 years | Bond payable [Member]
Non-derivative financial liabilities, undiscounted cash flows		18,053,262	19,380,469
Over 3 years to 5 years | Financial leases obligations [Member]
Non-derivative financial liabilities, undiscounted cash flows		1,909,956	2,551,761
Over 3 years to 5 years | Deposits for return of bottles and containers [Member]
Non-derivative financial liabilities, undiscounted cash flows		0	0
Over 3 years to 5 years | Derivative hedge liabilities [Member]
Derivative financial liabilities, undiscounted cash flows		0	0
Over 3 years to 5 years | Derivative financial instruments Member [Member]
Derivative financial liabilities, undiscounted cash flows		0	0
Over 5 years
Non-derivative financial liabilities, undiscounted cash flows		194,151,548	75,959,993
Derivative financial liabilities, undiscounted cash flows		0	0
Financial liabilities		194,151,548	75,959,993
Over 5 years | Bank borrowings [Member]
Non-derivative financial liabilities, undiscounted cash flows		3,381,796	0
Over 5 years | Bond payable [Member]
Non-derivative financial liabilities, undiscounted cash flows		167,691,118	48,315,616
Over 5 years | Financial leases obligations [Member]
Non-derivative financial liabilities, undiscounted cash flows		23,078,634	27,644,377
Over 5 years | Deposits for return of bottles and containers [Member]
Non-derivative financial liabilities, undiscounted cash flows		0	0
Over 5 years | Derivative hedge liabilities [Member]
Derivative financial liabilities, undiscounted cash flows		0	0
Over 5 years | Derivative financial instruments Member [Member]
Derivative financial liabilities, undiscounted cash flows		0	0
Book value
Non-derivative financial liabilities, undiscounted cash flows	[1]	284,603,589	202,336,527
Derivative financial liabilities, undiscounted cash flows	[1]	6,348,654	12,256,863
Financial liabilities	[1]	290,952,243	214,593,390
Book value | Bank borrowings [Member]
Non-derivative financial liabilities, undiscounted cash flows	[1]	113,360,982	98,510,577
Book value | Bond payable [Member]
Non-derivative financial liabilities, undiscounted cash flows	[1]	139,362,478	72,782,747
Book value | Financial leases obligations [Member]
Non-derivative financial liabilities, undiscounted cash flows	[1]	17,912,134	17,814,875
Book value | Deposits for return of bottles and containers [Member]
Non-derivative financial liabilities, undiscounted cash flows	[1]	13,967,995	13,228,328
Book value | Derivative hedge liabilities [Member]
Derivative financial liabilities, undiscounted cash flows	[1]	1,351,530	1,840,188
Book value | Derivative financial instruments Member [Member]
Derivative financial liabilities, undiscounted cash flows	[1]	4,997,124	$ 10,416,675
Book value | 0 to 3 months | Financial leases obligations [Member]
Non-derivative financial liabilities, undiscounted cash flows		90,516
Book value | 3 months to 1 year | Financial leases obligations [Member]
Non-derivative financial liabilities, undiscounted cash flows		275,456
Book value | Over 1 year to 3 years | Financial leases obligations [Member]
Non-derivative financial liabilities, undiscounted cash flows		749,483
Book value | Over 3 years to 5 years | Financial leases obligations [Member]
Non-derivative financial liabilities, undiscounted cash flows		801,372
Book value | Over 5 years | Financial leases obligations [Member]
Non-derivative financial liabilities, undiscounted cash flows		$ 15,995,307

[1]	View current and non-current book value in Note 7 – Financial Instruments.